Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Beginning	₩ 581,267	₩ 510,570	₩ 532,515
Lend	78,628	78,487	245,810
Collect	(100,546)	(70,961)	(280,605)
Others	13,219	63,171	12,850
Ending	572,568	581,267	510,570
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	51,051	46,335	36,510
Lend	0	4,718	9,825
Collect	(11,718)		0
Others	0	(2)	0
Ending	39,333	51,051	46,335
PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	3,854	4,826	5,014
Collect	(3,089)	(1,288)	(270)
Others	1,823	316	82
Ending	2,588	3,854	4,826
PT. Wampu Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning		0	3,988
Collect			(4,063)
Others			75
Ending			0
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	68,793	64,197	63,024
Collect		0	(2,322)
Others	7,064	4,596	3,495
Ending	75,857	68,793	64,197
KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	1,470	2,579	3,802
Collect	(1,435)	(1,379)	(1,323)
Others	(35)	270	100
Ending	0	1,470	2,579
POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning		0	7,604
Collect			(7,828)
Others			224
Ending			0
AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	142,767	112,177	104,281
Lend	73	6,499	6,620
Collect	(13,657)
Others	7,397	24,091	1,276
Ending	136,580	142,767	112,177
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	5,636	5,158	10,138
Collect	(5,733)	0	(5,321)
Others	97	478	341
Ending	0	5,636	5,158
Hyo-chun Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	2,382	2,382	2,382
Ending	2,382	2,382	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning		0	12,673
Collect			(13,219)
Others			546
Ending			0
FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Beginning	292,764	256,938	247,868
Lend	0	3,126	2,637
Others	(173)	32,700	6,433
Ending	292,591	292,764	256,938
POHANG E&E Co., LTD
Disclosure of transactions between related parties [line items]
Beginning	3,228	1,646	100
Lend	1,444	1,582	1,546
Ending	4,672	3,228	1,646
POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	6,162	14,332	35,131
Lend	64,858	59,402	225,182
Collect	(64,914)	(68,294)	(246,259)
Others	106	722	278
Ending	6,212	6,162	₩ 14,332
Gale International Korea, LLC [member]
Disclosure of transactions between related parties [line items]
Beginning	100
Lend	344	100
Ending	444	100
P&O Chemical Co., Ltd
Disclosure of transactions between related parties [line items]
Beginning	3,060
Lend	0	3,060
Others	(3,060)
Ending	0	₩ 3,060
POS-AUSTEM Suzhou Automotive
Disclosure of transactions between related parties [line items]
Lend	6,143
Ending	6,143
CAML
Disclosure of transactions between related parties [line items]
Lend	5,766
Ending	₩ 5,766